CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 149,653	$ 105,981
Interest-bearing deposits with other banks	375,398	176,952
Investment securities available-for-sale, at market value (cost $1,421,490 at December 31, 2011 and $904,546 at December 31, 2010)	1,441,846	919,110
Investment securities held-to-maturity (market value $2,893 at December 31, 2011 and $18,066 at December 31, 2010)	2,664	17,406
Other investments	71,492	78,689
Loans held for sale	24,834	29,292
Loans:
Commercial	856,981	800,253
Real estate-construction	114,974	163,543
Real estate-commercial	1,233,067	1,139,931
Real estate-residential	287,980	269,173
Installment	67,543	69,711
Home equity	358,960	341,310
Credit card	31,631	29,563
Lease financing	17,311	2,609
Total loans, excluding covered loans	2,968,447	2,816,093
Less: Allowance for loan and lease losses	52,576	57,235
Net loans - excluding covered loans	2,915,871	2,758,858
Covered loans	1,053,244	1,481,493
Less: Allowance for loan losses	42,835	16,493
Net loans - covered	1,010,409	1,465,000
Net loans	3,926,280	4,223,858
Premises and equipment	138,096	118,477
Goodwill	95,050	51,820
Other intangibles	10,844	5,604
FDIC indemnification asset	173,009	222,648
Accrued interest and other assets	262,345	300,388
TOTAL ASSETS	6,671,511	6,250,225
Deposits:
Interest-bearing	1,317,339	1,111,877
Savings	1,724,659	1,534,045
Time	1,654,662	1,794,843
Total interest-bearing deposits	4,696,660	4,440,765
Noninterest-bearing	946,180	705,484
Total deposits	5,642,840	5,146,249
Federal funds purchased and securities sold under agreements to repurchase	99,431	59,842
Long-term debt	76,544	128,880
Other long-term debt	0	20,620
Total borrowed funds	175,975	209,342
Accrued interest and other liabilities	140,475	197,240
TOTAL LIABILITIES	5,959,290	5,552,831
SHAREHOLDERS' EQUITY
Common stock - no par value Authorized - 160,000,000 shares Issued - 68,730,731 shares in 2011 and 2010	579,871	580,097
Retained earnings	331,351	310,271
Accumulated other comprehensive loss	(21,490)	(12,044)
Treasury stock, at cost, 10,463,677 shares in 2011 and 10,665,754 shares in 2010	(177,511)	(180,930)
TOTAL SHAREHOLDERS' EQUITY	712,221	697,394
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,671,511	$ 6,250,225